Nature of Operations	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS

Turquoise Hill Resources Ltd. (“the Company”), together with its subsidiaries (collectively referred to as “Turquoise Hill”), is an international mining company focused on the operation and further development of the Oyu Tolgoi copper-gold mine in southern Mongolia, which is the Company’s principal and only material operation.